Components of Sales and Operating Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 7,767,266	¥ 6,795,504	¥ 6,493,083
Mobile Products & Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,629,525	1,220,013	622,415
Game
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	750,448	527,110	679,899
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	737,474	752,603	780,422
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,166,007	993,822	1,285,833
Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	589,194	583,968	677,208
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	828,668	732,127	656,097
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	492,058	431,719	430,751
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	988,944	999,276	865,737
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	532,936	506,729	441,948
Operating Segments | Mobile Products & Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,630,061	1,257,618	622,677
Operating Segments | Mobile Products & Communications | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	536	37,605	262
Operating Segments | Mobile Products & Communications | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,629,525	1,220,013	622,415
Operating Segments | Game
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	979,247	707,078	804,966
Operating Segments | Game | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	228,799	179,968	125,067
Operating Segments | Game | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	750,448	527,110	679,899
Operating Segments | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	741,203	756,201	785,116
Operating Segments | Imaging Products & Solutions | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	3,729	3,598	4,694
Operating Segments | Imaging Products & Solutions | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	737,474	752,603	780,422
Operating Segments | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,168,579	994,827	1,286,261
Operating Segments | Home Entertainment & Sound | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,572	1,005	428
Operating Segments | Home Entertainment & Sound | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,166,007	993,822	1,285,833
Operating Segments | Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	794,190	848,575	1,026,568
Operating Segments | Devices | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	204,996	264,607	349,360
Operating Segments | Devices | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	589,194	583,968	677,208
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	829,584	732,739	657,721
Operating Segments | Pictures | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	916	612	1,624
Operating Segments | Pictures | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	828,668	732,127	656,097
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	503,288	441,708	442,789
Operating Segments | Music | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	11,230	9,989	12,038
Operating Segments | Music | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	492,058	431,719	430,751
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	993,846	1,002,389	868,661
Operating Segments | Financial Services | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	4,902	3,113	2,924
Operating Segments | Financial Services | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	988,944	999,276	865,737
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	594,611	563,012	506,544
Operating Segments | All Other | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	61,675	56,283	64,596
Operating Segments | All Other | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	532,936	506,729	441,948
Corporate and elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (467,343)	¥ (508,643)	¥ (508,220)